Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	199,389.27
Total Transaction Valuation	1,443,803,543.54
Total Offset Amount	0.00
Net Fee	$ 199,389.27
Offering Table N/A
Offset Table N/A	N/A